UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21760

Name of Fund: BlackRock Multi-Strategy Hedge Advantage

Fund Address: 55 East 52nd Street
              New York, NY 10055

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Multi-Strategy Hedge Advantage, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (877) GPC-ROCK

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments

BlackRock Multi-Strategy Hedge Advantage

Schedule of Investments as of June 30, 2007 (Unaudited)        (in U.S. dollars)

Strategy                       Shares    Portfolio Funds **                                                   Value
-----------------------------------------------------------------------------------------------------------------------
Convertible Arbitrage - 5.3%   3,224     Aristeia International Ltd.                                       $  2,284,770
                               8,608     Waterstone Market Neutral Offshore Fund Ltd.                         1,070,583
                                                                                                           ------------
                                                                                                              3,355,353
-----------------------------------------------------------------------------------------------------------------------
Directional - 18.8%            2,300     Bayswater Global Quant Alpha Fund Ltd.                               2,473,279
                               1,136     Campbell Global Assets Fund Ltd.                                     3,099,051
                               2,114     Drawbridge Global Macro Fund Ltd.                                    3,390,957
                               23,504    Graham Global Invest Fund 2 Ltd.                                     2,877,887
                                                                                                           ------------
                                                                                                             11,841,174
-----------------------------------------------------------------------------------------------------------------------
Equity Neutral - 2.3%          721       Ventus US$ Double Leverage Fund                                      1,476,084
-----------------------------------------------------------------------------------------------------------------------
Equity Opportunistic - 38.4%   20,053    Altairis Offshore Levered Ltd.                                       2,189,371
                               9,580     Cantillon Europe Ltd.                                                1,630,970
                               2,806     Glenview Capital Partners Ltd.                                       3,328,467
                               1,992     Hayground Cove Overseas Partners Ltd.                                2,956,504
                               1,166     Kinetics Fund, Inc.                                                  3,680,950
                               600       Maverick Levered Fund Ltd.                                             785,240
                               904       Neon Liberty Emerging Markets Fund Ltd.                              1,932,699
                               1,428     North Sound Legacy International Ltd.                                1,532,260
                               15,735    SR Phoenicia, Inc.                                                   2,516,449
                               2,478     Trivium Offshore Fund Ltd.                                           3,655,207
                                                                                                           ------------
                                                                                                             24,208,117
-----------------------------------------------------------------------------------------------------------------------
Event Driven - 8.8%            12,530    Amber Fund Cayman Ltd.                                               2,042,293
                               2,200     Gruss Global Investors Ltd.                                          2,326,479
                               81,978    York European Opportunities Unit Trust                               1,178,970
                                                                                                           ------------
                                                                                                              5,547,742
-----------------------------------------------------------------------------------------------------------------------
High Yield - 8.5%              111       Avenue Europe International Ltd.                                     1,638,238
                               1,174     GoldenTree European Select Opportunities Ltd.                        1,697,387
                               35        LibertyView Credit Opportunities Fund Ltd.                             904,203
                               627       Ore Hill International Fund Ltd.                                     1,150,045
                                                                                                           ------------
                                                                                                              5,389,873

-----------------------------------------------------------------------------------------------------------------------
Multi-Strategy - 15.7%         760       The Canyon Value Realization Fund (Cayman) Ltd.                      1,431,996
                               26,081    HBK Offshore Fund Ltd.                                               3,357,692
                               1,968     OZ Europe Overseas Fund II Ltd.                                      2,172,181
                               2,000     Sandelman Partners Multi-Strategy Fund Ltd.                          2,089,280
                               134       York Investments Ltd.                                                  804,609
                                                                                                           ------------
                                                                                                              9,855,758
-----------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $51,817,514*)  - 97.8%                                                             61,674,101

Other Assets Less Liabilities - 2.2%                                                                          1,405,286
                                                                                                           ------------
Net Assets - 100.0%                                                                                        $ 63,079,387
                                                                                                           ============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost...........................                    $58,962,691
                                                                   ===========
      Gross unrealized appreciation............                    $ 3,232,050
      Gross unrealized depreciation............                       (520,640)
                                                                   -----------
      Net unrealized appreciation..............                    $ 2,711,410
                                                                   ===========

**    Non-income producing securities.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Strategy Hedge Advantage


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Multi-Strategy Hedge Advantage

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Multi-Strategy Hedge Advantage

Date: August 20, 2007


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    BlackRock Multi-Strategy Hedge Advantage

Date: August 20, 2007